[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]




                                                 January 11, 2006


Securities and Exchange Commission
Filing Desk - Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Attention: Filing Desk

                  Greenwich Capital Acceptance, Inc. and Financial Asset Securities Corp. Registration Statement on Form S-3 relating to Mortgage-Backed and Asset-Backed Securities, combined with Registration Statement No. 333-127352 pursuant to Rule 429
                  -------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Greenwich Capital Acceptance, Inc. and Financial Asset Securities Corp. (the "Registrants"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, payment of the filing fee, in the amount of $107.00 has been made to you on behalf of the Registrant by wire transfer in federal same day funds.

         The primary objectives of the above-captioned Registration Statement are to register an additional $1,000,000 of Mortgage-Backed and Asset-Backed Securities and to incorporate revisions relating to Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127352 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.

         As noted in Part II to Form S-3, we requested a waiver on January 9, 2006, with respect to a distribution report filed one day late for a take-down from the existing shelf.

         If you require any additional information, please call the undersigned at (212) 912-7450 or Edward Southgate at (212) 912-7559.

                                                      Very truly yours,

                                                      /S/ Stephen S. Kudenholdt

                                                      Stephen S. Kudenholdt

Copy with enclosures to:
Max Webb
Division of Corporation Finance